Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A Shares
Shareholder Report [Line Items]
Fund Name	Medalist Partners MBS Total Return Fund
Class Name	Class A Shares
Trading Symbol	SEMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Medalist Partners MBS Total Return Fund for the period of December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
Additional Information Phone Number	1-855-736-7799
Additional Information Website	https://medalistpartnersfunds.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$120	1.15%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended November 30, 2025, despite the benchmark index extending materially in duration, the strategy outperformed the MBS Index by approximately 280 basis points (bps) and the Aggregate Bond Index by nearly 370   bps on a gross basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The year-over-year environment was markedly different. The Fed made a clear pivot to a more dovish stance, with policy easing beginning in September. This shift drove an approximate 90 bp rally in the 2-year Treasury and a steepening of the 2s/10s curve by roughly 65 bps.
POSITIONING
As the Fed increasingly telegraphed its policy pivot, we extended portfolio duration by approximately half a year. Despite declining interest rates, we were able to maintain portfolio coupon levels.
We continued to reduce our allocation to Government Sponsored Enterprise (GSE) Credit Risk Transfer (CRT), decreasing exposure from 8.5% to 5%, as we identified significantly more attractive risk-adjusted opportunities in alternative sectors.
PERFORMANCE
Allocations to pre-global financial crisis (GFC) residential mortgage bonds generated strong returns of approximately 12%, benefiting from longer duration exposure and improving credit fundamentals.
While a smaller allocation, our exposure to Single-Family Rental securitizations also materially outperformed, delivering returns of approximately 11.5%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/18/2015)
Class A Shares (without sales charge)	8.24	5.45	3.44
Class A Shares (with sales charge)	6.02	5.01	3.23
Bloomberg U.S. Aggregate Bond Index	5.70	-0.31	2.01
Bloomberg U.S. Mortgage-Backed Securities Index	6.57	0.15	1.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information.
Net Assets	$ 332,345,127
Holdings Count | $ / shares	160
Advisory Fees Paid, Amount	$ 1,969,018
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$332,345,127
Number of Holdings	160
Net Advisory Fee	$1,969,018
Portfolio Turnover	74%
30-Day SEC Yield	5.32%
30-Day SEC Yield Unsubsidized	5.33%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of November 30, 2025)* Sector Breakdown	[1]
Updated Prospectus Web Address	https://medalistpartnersfunds.com/fund-documents/
Institutional Share Class
Shareholder Report [Line Items]
Fund Name	Medalist Partners MBS Total Return Fund
Class Name	Institutional Share Class
Trading Symbol	SEMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Medalist Partners MBS Total Return Fund for the period of December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
Additional Information Phone Number	1-855-736-7799
Additional Information Website	https://medalistpartnersfunds.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Share Class	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended November 30, 2025, despite the benchmark index extending materially in duration, the strategy outperformed the MBS Index by approximately 280 basis points (bps) and the Aggregate Bond Index by approximately 370 bps on a gross basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The year-over-year environment was markedly different. The Fed made a clear pivot to a more dovish stance, with policy easing beginning in September. This shift drove an approximate 90 bp rally in the 2-year Treasury and a steepening of the 2s/10s curve by roughly 65 bps.
POSITIONING
As the Fed increasingly telegraphed its policy pivot, we extended portfolio duration by approximately half a year. Despite declining interest rates, we were able to maintain portfolio coupon levels.
We continued to reduce our allocation to Government Sponsored Enterprise (GSE) Credit Risk Transfer (CRT), decreasing exposure from 8.5% to 5%, as we identified significantly more attractive risk-adjusted opportunities in alternative sectors.
PERFORMANCE
Allocations to pre-global financial crisis (GFC) residential mortgage bonds generated strong returns of approximately 12%, benefiting from longer duration exposure and improving credit fundamentals.
While a smaller allocation, our exposure to Single-Family Rental securitizations also materially outperformed, delivering returns of approximately 11.5%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Share Class	8.52	5.70	3.64
Bloomberg U.S. Aggregate Bond Index	5.70	-0.31	1.99
Bloomberg U.S. Mortgage-Backed Securities Index	6.57	0.15	1.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information.
Net Assets	$ 332,345,127
Holdings Count | $ / shares	160
Advisory Fees Paid, Amount	$ 1,969,018
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$332,345,127
Number of Holdings	160
Net Advisory Fee	$1,969,018
Portfolio Turnover	74%
30-Day SEC Yield	5.68%
30-Day SEC Yield Unsubsidized	5.70%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of November 30, 2025)* Sector Breakdown	[2]
Updated Prospectus Web Address	https://medalistpartnersfunds.com/fund-documents/
Investor Share Class
Shareholder Report [Line Items]
Fund Name	Medalist Partners MBS Total Return Fund
Class Name	Investor Share Class
Trading Symbol	SEMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Medalist Partners MBS Total Return Fund for the period of December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
Additional Information Phone Number	1-855-736-7799
Additional Information Website	https://medalistpartnersfunds.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Share Class	$120	1.15%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended November 30, 2025, despite the benchmark index extending materially in duration, the strategy outperformed the MBS Index by approximately 280 basis points (bps) and the Aggregate Bond Index by nearly 370 bps on a gross basis.
WHAT FACTORS INFLUENCED PERFORMANCE
The year-over-year environment was markedly different. The Fed made a clear pivot to a more dovish stance, with policy easing beginning in September. This shift drove an approximate 90 bp rally in the 2-year Treasury and a steepening of the 2s/10s curve by roughly 65 bps.
POSITIONING
As the Fed increasingly telegraphed its policy pivot, we extended portfolio duration by approximately half a year. Despite declining interest rates, we were able to maintain portfolio coupon levels.
We continued to reduce our allocation to Government Sponsored Enterprise (GSE) Credit Risk Transfer (CRT), decreasing exposure from 8.5% to 5%, as we identified significantly more attractive risk-adjusted opportunities in alternative sectors.
PERFORMANCE
Allocations to pre-global financial crisis (GFC) residential mortgage bonds generated strong returns of approximately 12%, benefiting from longer duration exposure and improving credit fundamentals.
While a smaller allocation, our exposure to Single-Family Rental securitizations also materially outperformed, delivering returns of approximately 11.5%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Share Class	8.24	5.43	3.40
Bloomberg U.S. Aggregate Bond Index	5.70	-0.31	1.99
Bloomberg U.S. Mortgage-Backed Securities Index	6.57	0.15	1.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information.
Net Assets	$ 332,345,127
Holdings Count | $ / shares	160
Advisory Fees Paid, Amount	$ 1,969,018
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$332,345,127
Number of Holdings	160
Net Advisory Fee	$1,969,018
Portfolio Turnover	74%
30-Day SEC Yield	5.43%
30-Day SEC Yield Unsubsidized	5.44%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of November 30, 2025)* Sector Breakdown	[3]
Updated Prospectus Web Address	https://medalistpartnersfunds.com/fund-documents/
Institutional Share Class
Shareholder Report [Line Items]
Fund Name	Medalist Partners Short Duration Fund
Class Name	Institutional Share Class
Trading Symbol	SEMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Medalist Partners Short Duration Fund for the period of December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
Additional Information Phone Number	1-855-736-7799
Additional Information Website	https://medalistpartnersfunds.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Share Class	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended November 30, 2025, the Fund had another year of strong relative performance, with the portfolio outperforming the Aggregate Bond Index by approximately 180 basis points (bps) and the 1-3 Yr Government Index by approximately 250 bps.
WHAT FACTORS INFLUENCED PERFORMANCE
Despite the Fed cutting rates twice during the period, the strategy maintained a healthy coupon well in excess of 6%.
POSITIONING
We reduced Government-Sponsored Enterprise (GSE) Credit Risk Transfer (CRT) exposure by nearly one-third, reallocating capital toward alternative sectors offering more compelling risk-reward profiles.
PERFORMANCE
Our roughly 25% allocation to Commercial Mortgage Backed Securities (CMBS)  performed exceptionally well, generating returns of nearly 10%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Share Class	6.94	4.86	3.39
Bloomberg U.S. Aggregate Bond Index	5.70	-0.31	1.99
Bloomberg 1-3 Year Government Index	5.06	1.71	1.80

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information.
Net Assets	$ 409,871,363
Holdings Count | $ / shares	164
Advisory Fees Paid, Amount	$ 1,265,547
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$409,871,363
Number of Holdings	164
Net Advisory Fee	$1,265,547
Portfolio Turnover	86%
30-Day SEC Yield	6.05%
30-Day SEC Yield Unsubsidized	6.09%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of November 30, 2025)* Sector Breakdown	[4]
Updated Prospectus Web Address	https://medalistpartnersfunds.com/fund-documents/
Investor Share Class
Shareholder Report [Line Items]
Fund Name	Medalist Partners Short Duration Fund
Class Name	Investor Share Class
Trading Symbol	SEMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Medalist Partners Short Duration Fund for the period of December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
Additional Information Phone Number	1-855-736-7799
Additional Information Website	https://medalistpartnersfunds.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Share Class	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended November 30, 2025, the Fund had another year of strong relative performance, with the portfolio outperforming the Aggregate Bond Index by approximately 180 basis points (bps) and the 1-3 Yr Government Index by approximately 250 bps.
WHAT FACTORS INFLUENCED PERFORMANCE
Despite the Fed cutting rates twice during the period, the strategy maintained a healthy coupon well in excess of 6%.
POSITIONING
We reduced Government-Sponsored Enterprise (GSE) Credit Risk Transfer (CRT) exposure by nearly one-third, reallocating capital toward alternative sectors offering more compelling risk-reward profiles.
PERFORMANCE
Our roughly 25% allocation to Commercial Mortgage Backed Securities (CMBS)  performed exceptionally well, generating returns of nearly 10%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Share Class	6.68	4.60	3.15
Bloomberg U.S. Aggregate Bond Index	5.70	-0.31	1.99
Bloomberg 1-3 Year Government Index	5.06	1.71	1.80

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information.
Net Assets	$ 409,871,363
Holdings Count | $ / shares	164
Advisory Fees Paid, Amount	$ 1,265,547
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$409,871,363
Number of Holdings	164
Net Advisory Fee	$1,265,547
Portfolio Turnover	86%
30-Day SEC Yield	5.79%
30-Day SEC Yield Unsubsidized	5.83%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of November 30, 2025)* Sector Breakdown	[5]
Updated Prospectus Web Address	https://medalistpartnersfunds.com/fund-documents/

[1]
*	Expressed as a percentage of net assets.

[2]
*	Expressed as a percentage of net assets.

[3]
*	Expressed as a percentage of net assets.

[4]
*	Expressed as a percentage of net assets.

[5]
*	Expressed as a percentage of net assets.